Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of financial assets at fair value through other comprehensive income
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Investment in equity instrument designated at FVOCI
As at January 1	562,500	500,000
Change in fair value through other comprehensive income	(380,000)	62,500
Disposal of investment in listed shares	(182,500)	-
As at December 31	-	562,500